                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment             [ ] Amendment Number : ____
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Columbus Hill Capital Management, L.P.
Address:    830 Morris Turnpike
            Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Newmark
Title:   Chief Financial Officer
Phone:   973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                       Short Hills, NJ         May 14, 2008
----------------------------------   -------------------   ---------------------
(Signature)                             (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              3
                                          -------
Form 13F Information Table Entry Total:        16
                                          -------
Form 13F Information Table Value Total:   342,851 (thousands)
                                          -------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name
     ---   --------------------   --------------------
      1    028-12245              CHC Partners, L.L.C.
      2    028-12247              Kevin D. Eng
      3    028-12246              Howard T. Kaminsky

                           FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
-------------------------- -------------- --------- -------- ------------------ -------------- -------- ---------------------
                                                                                                          VOTING AUTHORITY
                              TITLE OF                VALUE   SHRS OR  SH/ PUT/   INVESTMENT    OTHER   ---------------------
     NAME OF ISSUER            CLASS        CUSIP    (X1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
     --------------        -------------- --------- -------- --------- --- ---- -------------- -------- --------- ------ ----
DAIMLER AG                    REG SHS     D1668R123  12,833    150,000  SH      Shared-Defined  1, 2, 3   150,000    0     0
ALLEGHENY TECHNOLOGIES INC      COM       01741R102   8,092    113,400  SH      Shared-Defined  1, 2, 3   113,400    0     0
CISCO SYS INC                   COM       17275R102   3,614    150,000  SH      Shared-Defined  1, 2, 3   150,000    0     0
CME CROUP INC                   COM       12572Q105   7,037     15,000  SH      Shared-Defined  1, 2, 3    15,000    0     0
DANA HOLDING CORP               COM       235825205  12,457  1,245,714  SH      Shared-Defined  1, 2, 4 1,245,714    0     0
GOODYEAR TIRE & RUBR CO         COM       382550101 116,208  4,504,200  SH      Shared-Defined  1, 2, 3 4,504,200    0     0
GOOGLE INC                      CL A      38259P508   6,167     14,000  SH      Shared-Defined  1, 2, 3    14,000    0     0
HEWLETT PACKARD CO              COM       428236103   8,675    190,000  SH      Shared-Defined  1, 2, 3   190,000    0     0
INDYMAC BANCORP INC             COM       456607100   3,472    700,000  SH      Shared-Defined  1, 2, 3   700,000    0     0
MBIA INC                        COM       55262C100   1,833    150,000  SH      Shared-Defined  1, 2, 3   150,000    0     0
ORACLE CORP                     COM       68389X105   5,868    300,000  SH      Shared-Defined  1, 2, 3   300,000    0     0
QUALCOMM INC                    COM       747525103  11,234    274,000  SH      Shared-Defined  1, 2, 3   274,000    0     0
RESEARCH IN MOTION LTD          COM       760975102   5,612     50,000  SH      Shared-Defined  1, 2, 3    50,000    0     0
RTI INTL METALS INC             COM       74973W107  60,993  1,349,100  SH      Shared-Defined  1, 2, 3 1,349,100    0     0
SLM CORP                        COM       78442P106  29,933  1,950,000  SH      Shared-Defined  1, 2, 3 1,950,000    0     0
ISHARES TR                 DJ US REAL EST 464287739  48,825    750,000  SH      Shared-Defined  1, 2, 3   750,000    0     0